Average Annual Total Returns	12 Months Ended	27 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended				120 Months Ended	616 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[4]	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%			(1.00%) [1]	(0.33%)			1.39%	[2]	1.35%
Lipper Core Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	1.82%		(0.17%)		(0.07%)	1.48%				1.40%
T. Rowe Price New Income Fund-Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.30%				(0.91%)					1.04%
Performance Inception Date											Aug. 31, 1973
T. Rowe Price New Income Fund-Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.51%)				(2.18%)					(0.18%)
T. Rowe Price New Income Fund-Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.76%				(1.16%)					0.30%
T. Rowe Price New Income Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.52%				(0.82%)			1.20%
Performance Inception Date								Aug. 28, 2015
T. Rowe Price New Income Fund-Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.81%				(1.34%)					0.69%
Performance Inception Date		Sep. 30, 2002
T. Rowe Price New Income Fund-R Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.78%				(1.55%)					0.42%
Performance Inception Date		Sep. 30, 2002
T. Rowe Price New Income Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.87%			(0.38%)
Performance Inception Date				Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 8/28/15.
[3]	Return since 3/31/20.
[4]	Return since 8/31/15.